

CĪON Investment Corporation (“CĪON”)

Portfolio Holdings: Q2 2016

As of June 30, 2016

CĪON Investment Management, LLC manages CĪON Investment Corporation (“CĪON”), which is currently offering up to 100,000,000 shares of common stock. This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by the prospectus. This portfolio holdings fact sheet is sales and advertising literature and must be preceded or accompanied by and read in conjunction with the prospectus in order to understand fully all of the implications and risks of the offering of securities to which it relates. Additional copies of the prospectus may be obtained by contacting CĪON Securities at 800.435.5697 or by visiting www.cionsecurities.com.

This portfolio holdings fact sheet reflects CĪON’s holdings as of the date indicated above. There is no assurance that additional similar transactions will be available to CĪON or that CĪON’s investment portfolio composition going forward will be as described herein. Please read the CĪON prospectus, including the “Risk Factors” section, prior to making any investment decision and consider the risks, charges, expenses, and the other important information described therein.

Risks and limitations include, but are not limited to, the following: collateral securing senior secured debt may decrease in value; investment concentration risk; returns may be adversely affected by slow economic recovery as well as the downgrade in the US credit rating; value uncertainty of portfolio investments; share repurchase price may be lower than initial purchase price; portion of distributions may be a return of capital; management decisions may be subject to conflicts of interest; limited liquidity of shares; interest rate fluctuations may negatively impact our investments; magnified losses may result due to leveraging; possible significant fluctuation of net asset value.

CĪON Investment Corporation ("CĪON") is a non-traded business development company, or BDC, that focuses on middle market loans. CĪON seeks to generate current income, and to a lesser extent, capital appreciation. CĪON offers investors the opportunity to invest primarily in the senior secured debt of private and thinly-traded[1] U.S. middle market companies.

CĪON's portfolio is managed by its adviser – CĪON Investment Management, LLC, an ICON Investments company – and its sub-adviser – Apollo Investment Management, L.P., a subsidiary of Apollo Global Management, LLC, a leading global alternative investment manager.

1. Thinly-traded companies are companies whose securities are typically traded in low volumes and often have a limited number of interested buyers and sellers.

SUITABILITY:

- Net worth of $70,000, plus $70,000 of annual gross income; or
- Net worth of $250,000

In addition to general suitability requirements, there are state-specific suitability requirements that must be met. For complete information, please refer to the suitability section of the prospectus. Net worth requirements are exclusive of home, home furnishings and automobiles.

INVESTMENT MINIMUM: $5,000

INVESTMENT COMPOSITION[2]

- 1st Lien Senior Secured Debt......... 57.36%
- 2nd Lien Senior Secured Debt........ 35.09%
- Unsecured Debt............................. 2.07%
- Equity.. 0.01%
- Collateralized Securities and Structured Products - Debt........ 2.95%
- Collateralized Securities and Structured Products - Equity...... 2.52%



FLOATING/FIXED RATE BREAKDOWN

- Floating Rate Investments ... 93.21%
- Fixed Rate Investments 4.26%
- Other Income Producing Investments 2.52%
- Non-Income Producing Equity 0.01%



PORTFOLIO HOLDINGS

Please note that rates are not indicative of CĪON's performance.

COMPANY NAME	INDUSTRY	WEIGHTING[2]	RATE[3,4]	LIBOR FLOOR[5]	MATURITY DATE
1ST LIEN SENIOR SECURED DEBT: 57.36%					
Scientific Games International, Inc.	Hotel, Gaming & Leisure	1.57%	LIBOR+5.00%	1.00% LIBOR Floor	10/1/2021
Riverbed Technology, Inc.	High Tech Industries	1.43%	LIBOR+4.00%	1.00% LIBOR Floor	4/24/2022
Studio Movie Grill Holdings, LLC	Hotel, Gaming & Leisure	1.40%	LIBOR+7.25%	1.00% LIBOR Floor	9/10/2018
CSC Holdings, LLC	Telecommunications	1.39%	LIBOR+4.00%	1.00% LIBOR Floor	10/9/2022
SmartBear Software Inc.	High Tech Industries	1.36%	LIBOR+7.50%	1.00% LIBOR Floor	12/30/2020
Caraustar Industries, Inc.	Forest Products & Paper	1.36%	LIBOR+6.75%	1.25% LIBOR Floor	5/1/2019
American Teleconferencing Services, Ltd.	Telecommunications	1.32%	LIBOR+6.50%	1.00% LIBOR Floor	12/8/2021
Rimini Street, Inc.	High Tech Industries	1.26%	15.00%	None	Various
TIBCO Software Inc.	High Tech Industries	1.17%	LIBOR+5.50%	1.00% LIBOR Floor	12/4/2020
Nielsen & Bainbridge, LLC	Consumer Goods: Durable	1.16%	LIBOR+5.00%	1.00% LIBOR Floor	8/15/2020
Nextech Systems, LLC	High Tech Industries	1.12%	LIBOR+7.25%	1.00% LIBOR Floor	6/22/2021
Infogroup Inc.	Media: Advertising, Printing & Publishing	1.11%	LIBOR+5.50%	1.50% LIBOR Floor	5/26/2018
RP Crown Parent, LLC	High Tech Industries	1.08%	LIBOR+5.00%	1.00% LIBOR Floor	12/21/2018
Alvogen Pharma US, Inc.	Healthcare & Pharmaceuticals	1.07%	LIBOR+5.00%	1.00% LIBOR Floor	4/1/2022
CT Technologies Intermediate Holdings, Inc.	Healthcare & Pharmaceuticals	1.07%	LIBOR+4.25%	1.00% LIBOR Floor	12/1/2021
Oasis Outsourcing Holdings, Inc.	Services: Business	1.06%	LIBOR+4.75%	1.00% LIBOR Floor	12/26/2021
IMG Worldwide Holdings, LLC	Media: Diversified & Production	1.05%	LIBOR+4.25%	1.00% LIBOR Floor	5/6/2021
Builders Firstsource Inc.	Forest Products & Paper	1.04%	LIBOR+5.00%	1.00% LIBOR Floor	7/29/2022
American Residential Services, LLC	Construction & Building	1.04%	LIBOR+4.50%	1.00% LIBOR Floor	6/30/2021
Academy, Ltd.	Retail	1.02%	LIBOR+4.00%	1.00% LIBOR Floor	7/1/2022
CSP Technologies North America, LLC	Chemicals, Plastics & Rubber	0.99%	LIBOR+6.00%	1.00% LIBOR Floor	1/29/2022
Navex Global, Inc	High Tech Industries	0.99%	LIBOR+4.75%	1.00% LIBOR Floor	11/19/2021
Hilex Poly Co. LLC	Containers, Packaging & Glass	0.96%	LIBOR+5.00%	1.00% LIBOR Floor	12/5/2021
DBRS, Inc.	Services: Business	0.95%	LIBOR+5.25%	1.00% LIBOR Floor	3/4/2022
Central Security Group, Inc.	Services: Consumer	0.94%	LIBOR+5.63%	1.00% LIBOR Floor	10/6/2020
HC Group Holdings III, Inc.	Healthcare & Pharmaceuticals	0.91%	LIBOR+5.00%	1.00% LIBOR Floor	4/7/2022
SG Acquisition, Inc.	Banking, Finance, Insurance & Real Estate	0.90%	LIBOR+5.25%	1.00% LIBOR Floor	8/19/2021
USS Parent Holdings Corp.	Construction & Building	0.89%	LIBOR+4.50%	1.00% LIBOR Floor	8/5/2021
American Dental Partners, Inc.	Healthcare & Pharmaceuticals	0.89%	LIBOR+4.75%	1.00% LIBOR Floor	8/29/2021
Ignite Restaurant Group, Inc.	Beverage, Food & Tobacco	0.81%	LIBOR+7.00%	1.00% LIBOR Floor	2/13/2019
SI Organization, Inc.	Services: Business	0.79%	LIBOR+4.75%	1.00% LIBOR Floor	11/23/2019
Avaya Inc.	Telecommunications	0.77%	LIBOR+5.25%	1.00% LIBOR Floor	5/29/2020
Plano Molding Company, LLC	Consumer Goods: Non-Durable	0.74%	LIBOR+6.00%	1.00% LIBOR Floor	5/12/2021
Global Cash Access, Inc.	Hotel, Gaming & Leisure	0.73%	LIBOR+5.25%	1.00% LIBOR Floor	12/18/2020

COMPANY NAME	INDUSTRY	WEIGHTING[2]	RATE[3,4]	LIBOR FLOOR[5]	MATURITY DATE
1ST LIEN SENIOR SECURED DEBT: 57.36% (CONTINUED)					
inVentiv Health, Inc.	Healthcare & Pharmaceuticals	0.73%	LIBOR+6.25%	1.50% LIBOR Floor	5/15/2018
Steward Health Care System, LLC	Healthcare & Pharmaceuticals	0.71%	LIBOR+5.50%	1.25% LIBOR Floor	4/10/2020
Opal Acquisition, Inc.	Healthcare & Pharmaceuticals	0.66%	LIBOR+4.00%	1.00% LIBOR Floor	11/27/2020
Infiltrator Water Technologies, LLC	Construction & Building	0.66%	LIBOR+4.25%	1.00% LIBOR Floor	5/27/2022
Styrolution US Holding LLC	Chemicals, Plastics & Rubber	0.66%	LIBOR+5.50%	1.00% LIBOR Floor	11/7/2019
ECI Acquisition Holdings, Inc.	High Tech Industries	0.62%	LIBOR+6.25%	1.00% LIBOR Floor	3/11/2019
F+W Media, Inc.	Media: Diversified & Production	0.61%	LIBOR+7.25%	1.25% LIBOR Floor	6/30/2019
TASC, Inc.	Services: Business	0.60%	LIBOR+6.00%	1.00% LIBOR Floor	5/23/2020
Survey Sampling International, LLC	Services: Business	0.58%	LIBOR+5.00%	1.00% LIBOR Floor	12/16/2020
STG-Fairway Acquisitions, Inc.	Services: Business	0.57%	LIBOR+5.25%	1.00% LIBOR Floor	6/30/2022
DAE Aviation Holdings, Inc.	Aerospace & Defense	0.55%	LIBOR+4.25%	1.00% LIBOR Floor	7/7/2022
ALM Media, LLC	Media: Advertising, Printing & Publishing	0.55%	LIBOR+4.50%	1.00% LIBOR Floor	7/31/2020
Onex TSG Holdings II Corp.	Healthcare & Pharmaceuticals	0.54%	LIBOR+4.00%	1.00% LIBOR Floor	7/29/2022
Emmis Operating Company	Media: Broadcasting & Subscription	0.54%	LIBOR+6.00%	1.00% LIBOR Floor	6/10/2021
Smile Brands Group, Inc.	Healthcare & Pharmaceuticals	0.53%	LIBOR+7.75%	1.25% LIBOR Floor	8/16/2019
Telestream Holdings Corp.	High Tech Industries	0.52%	LIBOR+9.50%	1.00% LIBOR Floor	1/15/2020
Access CIG, LLC	Services: Business	0.50%	LIBOR+5.00%	1.00% LIBOR Floor	10/18/2021
Surgery Center Holdings, Inc.	Healthcare & Pharmaceuticals	0.48%	LIBOR+4.25%	1.00% LIBOR Floor	11/3/2020
ABG Intermediate Holdings 2 LLC	Retail	0.47%	LIBOR+4.50%	1.00% LIBOR Floor	5/27/2021
Nathan's Famous Inc.	Beverage, Food & Tobacco	0.47%	10.00%	None	3/15/2020
U.S. Farathane, LLC	Automotive	0.44%	LIBOR+4.75%	1.00% LIBOR Floor	12/23/2021
Evergreen Skills Lux S.À.R.L.	High Tech Industries	0.43%	LIBOR+4.75%	1.00% LIBOR Floor	4/28/2021
Photonis Technologies SAS	Aerospace & Defense	0.42%	LIBOR+7.50%	1.00% LIBOR Floor	9/18/2019
Polyconcept Finance B.V.	Consumer Goods: Non-Durable	0.41%	LIBOR+4.75%	1.25% LIBOR Floor	6/28/2019
Charming Charlie, LLC	Retail	0.41%	LIBOR+8.00%	1.00% LIBOR Floor	12/24/2019
LTCG Holdings Corp.	Services: Business	0.41%	LIBOR+5.00%	1.00% LIBOR Floor	6/6/2020
Sprint Industrial Holdings, LLC	Energy: Oil & Gas	0.41%	LIBOR+5.75%	1.25% LIBOR Floor	5/14/2019
At Home Holding III Inc.	Retail	0.41%	LIBOR+4.00%	1.00% LIBOR Floor	6/3/2022
Western Dental Services, Inc.	Healthcare & Pharmaceuticals	0.39%	LIBOR+6.50%	1.00% LIBOR Floor	11/1/2018
TOPPS Company, Inc.	Consumer Goods: Non-Durable	0.39%	LIBOR+6.00%	1.25% LIBOR Floor	10/2/2018
Travel Leaders Group, LLC	Services: Consumer	0.39%	LIBOR+6.00%	1.00% LIBOR Floor	12/7/2020
SESAC Holdco II LLC	Media: Broadcasting & Subscription	0.37%	LIBOR+4.25%	1.00% LIBOR Floor	2/7/2019
PSC Industrial Holdings Corp.	Services: Business	0.35%	LIBOR+4.75%	1.00% LIBOR Floor	12/5/2020
Albertson's LLC	Retail	0.34%	LIBOR+3.75%	1.00% LIBOR Floor	12/21/2022
Healogics, Inc.	Healthcare & Pharmaceuticals	0.32%	LIBOR+4.25%	1.00% LIBOR Floor	7/1/2021
David's Bridal, Inc.	Retail	0.29%	LIBOR+4.00%	1.25% LIBOR Floor	10/11/2019
Hemisphere Media Holdings, LLC	Media: Broadcasting & Subscription	0.28%	LIBOR+4.00%	1.00% LIBOR Floor	7/30/2020
Diamond Resorts Corp.	Consumer Goods: Non-Durable	0.26%	LIBOR+4.50%	1.00% LIBOR Floor	5/9/2021
U.S. Renal Care, Inc.	Healthcare & Pharmaceuticals	0.24%	LIBOR+4.25%	1.00% LIBOR Floor	12/30/2022
Deltek, Inc.	Services: Business	0.23%	LIBOR+4.00%	1.00% LIBOR Floor	6/25/2022
AqGen Ascensus, Inc.	Services: Business	0.22%	LIBOR+4.50%	1.00% LIBOR Floor	12/5/2022
Chemstralia Pty Ltd.	Chemicals, Plastics & Rubber	0.22%	LIBOR+6.25%	1.00% LIBOR Floor	2/28/2022
Murray Energy Corp.	Mining & Metals	0.19%	LIBOR+6.50%	1.00% LIBOR Floor	4/16/2020
Pelican Products, Inc.	Chemicals, Plastics & Rubber	0.18%	LIBOR+4.25%	1.00% LIBOR Floor	4/10/2020
Hyperion Insurance Group Ltd.	Banking, Finance, Insurance & Real Estate	0.18%	LIBOR+4.50%	1.00% LIBOR Floor	4/29/2022
American Energy - Marcellus, LLC	Energy: Oil & Gas	0.17%	LIBOR+4.25%	1.00% LIBOR Floor	8/4/2020
Intertain Group Ltd.	Hotel, Gaming & Leisure	0.14%	LIBOR+6.50%	1.00% LIBOR Floor	4/8/2022
Pike Corp.	Energy: Electricity	0.14%	LIBOR+4.50%	1.00% LIBOR Floor	12/22/2021
Aquilex, LLC	Chemicals, Plastics & Rubber	0.13%	LIBOR+4.00%	1.00% LIBOR Floor	12/31/2020
EIG Investors Corp.	Services: Business	0.13%	LIBOR+5.48%	1.00% LIBOR Floor	11/9/2019
PetroChoice Holdings, Inc.	Chemicals, Plastics & Rubber	0.12%	LIBOR+5.00%	1.00% LIBOR Floor	8/19/2022
Azure Midstream Energy, LLC	Energy: Oil & Gas	0.12%	LIBOR+6.50%	1.00% LIBOR Floor	11/15/2018
Cast & Crew Payroll, LLC	Services: Business	0.09%	LIBOR+3.75%	1.00% LIBOR Floor	8/12/2022
CDS U.S. Intermediate Holdings, Inc.	Hotel, Gaming & Leisure	0.08%	LIBOR+4.00%	1.00% LIBOR Floor	7/8/2022

COMPANY NAME	INDUSTRY	WEIGHTING[2]	RATE[3,4]	LIBOR FLOOR[5]	MATURITY DATE
1ST LIEN SENIOR SECURED DEBT: 57.36% (CONTINUED)					
Lanyon Solutions, Inc.	High Tech Industries	0.08%	LIBOR+4.50%	1.00% LIBOR Floor	11/13/2020
Vince, LLC	Retail	0.08%	LIBOR+4.75%	1.00% LIBOR Floor	11/27/2019
Southcross Holdings Borrower LP	Energy: Oil & Gas	0.01%	9.00%	None	4/13/2023
2ND LIEN SENIOR SECURED DEBT: 35.09%					
EISI LLC	High Tech Industries	1.41%	LIBOR+8.50%	1.00% LIBOR Floor	9/23/2020
ABG Intermediate Holdings 2 LLC	Retail	1.32%	LIBOR+8.50%	1.00% LIBOR Floor	5/27/2022
Navex Global, Inc.	High Tech Industries	1.15%	LIBOR+8.75%	1.00% LIBOR Floor	11/18/2022
Access CIG, LLC	Services: Business	1.14%	LIBOR+8.75%	1.00% LIBOR Floor	10/17/2022
TMK Hawk Parent, Corp.	Beverage, Food & Tobacco	1.10%	LIBOR+7.50%	1.00% LIBOR Floor	10/1/2022
PetroChoice Holdings, Inc.	Chemicals, Plastics & Rubber	1.08%	LIBOR+8.75%	1.00% LIBOR Floor	8/21/2023
Survey Sampling International, LLC	Services: Business	1.08%	LIBOR+9.00%	1.00% LIBOR Floor	12/16/2021
Vestcom International, Inc.	Services: Business	1.06%	LIBOR+7.75%	1.00% LIBOR Floor	9/30/2022
Wand Intermediate I LP	Automotive	1.05%	LIBOR+7.25%	1.00% LIBOR Floor	9/19/2022
Mitchell International, Inc.	High Tech Industries	1.02%	LIBOR+7.50%	1.00% LIBOR Floor	10/11/2021
Infiltrator Water Technologies, LLC	Construction & Building	1.01%	LIBOR+8.75%	1.00% LIBOR Floor	5/26/2023
Patterson Medical Supply, Inc.	Healthcare & Pharmaceuticals	0.97%	LIBOR+7.75%	1.00% LIBOR Floor	8/28/2023
Confie Seguros Holding II Co.	Banking, Finance, Insurance & Real Estate	0.97%	LIBOR+9.00%	1.25% LIBOR Floor	5/8/2019
MSC.Software Corp.	High Tech Industries	0.93%	LIBOR+7.50%	1.00% LIBOR Floor	5/29/2021
Deltek, Inc.	Services: Business	0.92%	LIBOR+8.50%	1.00% LIBOR Floor	6/26/2023
Pike Corp.	Energy: Electricity	0.91%	LIBOR+8.50%	1.00% LIBOR Floor	6/22/2022
Onex Carestream Finance LP	Healthcare & Pharmaceuticals	0.91%	LIBOR+8.50%	1.00% LIBOR Floor	12/7/2019
Onex TSG Holdings II Corp.	Healthcare & Pharmaceuticals	0.88%	LIBOR+8.50%	1.00% LIBOR Floor	7/31/2023
Winebow Holdings, Inc.	Beverage, Food & Tobacco	0.84%	LIBOR+7.50%	1.00% LIBOR Floor	1/2/2022
Genex Holdings, Inc.	Services: Business	0.79%	LIBOR+7.75%	1.00% LIBOR Floor	5/30/2022
Pelican Products, Inc.	Chemicals, Plastics & Rubber	0.76%	LIBOR+8.25%	1.00% LIBOR Floor	4/11/2021
Sterling Midco Holdings, Inc.	Services: Business	0.74%	LIBOR+7.75%	1.00% LIBOR Floor	6/19/2023
MWI Holdings, Inc.	Construction & Building	0.73%	LIBOR+9.25%	1.00% LIBOR Floor	12/28/2020
U.S. Renal Care, Inc.	Healthcare & Pharmaceuticals	0.72%	LIBOR+8.00%	1.00% LIBOR Floor	12/29/2023
Landslide Holdings, Inc.	Services: Business	0.70%	LIBOR+7.25%	1.00% LIBOR Floor	2/25/2021
ALM Media, LLC	Media: Advertising, Printing & Publishing	0.70%	LIBOR+8.00%	1.00% LIBOR Floor	7/30/2021
PSC Industrial Holdings Corp.	Services: Business	0.70%	LIBOR+8.25%	1.00% LIBOR Floor	12/5/2021
STG-Fairway Acquisitions, Inc.	Services: Business	0.70%	LIBOR+9.25%	1.00% LIBOR Floor	6/30/2023
Flexera Software LLC	High Tech Industries	0.67%	LIBOR+7.00%	1.00% LIBOR Floor	4/2/2021
Mergermarket USA, Inc.	Services: Business	0.67%	LIBOR+6.50%	1.00% LIBOR Floor	2/4/2022
Drew Marine Group, Inc.	Chemicals, Plastics & Rubber	0.65%	LIBOR+7.00%	1.00% LIBOR Floor	5/19/2021
Global Tel*Link Corp.	Telecommunications	0.58%	LIBOR+7.75%	1.25% LIBOR Floor	11/23/2020
Asurion, LLC	Services: Consumer	0.56%	LIBOR+7.50%	1.00% LIBOR Floor	3/3/2021
Institutional Shareholder Services Inc.	Services: Business	0.56%	LIBOR+7.50%	1.00% LIBOR Floor	4/30/2022
C.H.I. Overhead Doors, Inc.	Construction & Building	0.55%	LIBOR+7.75%	1.00% LIBOR Floor	7/31/2023
TASC, Inc.	Services: Business	0.46%	12.00%	None	5/23/2021
SMG	Hotel, Gaming & Leisure	0.43%	LIBOR+8.25%	1.00% LIBOR Floor	2/27/2021
Concenta Inc.	Healthcare & Pharmaceuticals	0.41%	LIBOR+8.00%	1.00% LIBOR Floor	6/1/2023
Securus Technologies Holdings, Inc.	Telecommunications	0.36%	LIBOR+7.75%	1.25% LIBOR Floor	4/30/2021
AmWINS Group, LLC	Banking, Finance, Insurance & Real Estate	0.35%	LIBOR+8.50%	1.00% LIBOR Floor	9/4/2020
Evergreen Skills Lux S.À.R.L.	High Tech Industries	0.35%	LIBOR+8.25%	1.00% LIBOR Floor	4/28/2022
Elements Behavioral Health, Inc.	Healthcare & Pharmaceuticals	0.33%	LIBOR+12.00%	1.00% LIBOR Floor	2/11/2020
RP Crown Parent, LLC	High Tech Industries	0.31%	LIBOR+10.00%	1.25% LIBOR Floor	12/21/2019
GOBP Holdings, Inc.	Retail	0.28%	LIBOR+8.25%	1.00% LIBOR Floor	10/21/2022
Kronos Inc.	High Tech Industries	0.28%	LIBOR+8.50%	1.25% LIBOR Floor	4/30/2020
American Residential Services LLC	Construction & Building	0.27%	LIBOR+7.50%	1.00% LIBOR Floor	12/31/2021
PFS Holding Corp.	Retail	0.26%	LIBOR+7.25%	1.00% LIBOR Floor	1/31/2022
Emerald 3 Ltd.	Environmental Industries	0.20%	LIBOR+7.00%	1.00% LIBOR Floor	5/16/2022
Lanyon Solutions, Inc.	High Tech Industries	0.16%	LIBOR+8.50%	1.00% LIBOR Floor	11/15/2021
Telecommunications Management, LLC	Media: Broadcasting & Subscription	0.11%	LIBOR+8.00%	1.00% LIBOR Floor	10/30/2020

COMPANY NAME	INDUSTRY	WEIGHTING[2]	RATE[3,4]	LIBOR FLOOR[5]	MATURITY DATE
COLLATERALIZED SECURITIES AND STRUCTURED PRODUCTS - DEBT: 2.95%					
Deutsche Bank AG Frankfurt CRAFT 2015-2 Class Credit Linked Note	Diversified Financials	1.08%	LIBOR+9.25%	None	1/16/2022
NXT Capital CLO 2014-1, LLC Class E Notes	Diversified Financials	0.43%	LIBOR+5.50%	None	4/23/2026
Deutsche Bank AG Frankfurt CRAFT 2014-1 Class Credit Linked Note	Diversified Financials	0.38%	LIBOR+9.65%	None	5/15/2019
JPMorgan Chase Bank, N.A. Credit Linked Note	Diversified Financials	0.37%	LIBOR+12.25%	None	12/20/2021
Great Lakes CLO 2014-1, Ltd. Class E Notes	Diversified Financials	0.26%	LIBOR+5.25%	None	4/15/2025
Deutsche Bank AG Frankfurt CRAFT 2013-1A Class Credit Linked Note	Diversified Financials	0.14%	LIBOR+9.25%	None	4/17/2020
JFIN CLO 2014, Ltd. Class E Notes	Diversified Financials	0.13%	LIBOR+5.00%	None	4/20/2025
Ivy Hill Middle Market Credit Fund VII, Ltd. Class E Notes	Diversified Financials	0.12%	LIBOR+5.65%	None	10/20/2025
Deutsche Bank AG Frankfurt CRAFT 2013-1X Class Credit Linked Note	Diversified Financials	0.04%	LIBOR+9.25%	None	4/17/2020
COLLATERALIZED SECURITIES AND STRUCTURED PRODUCTS - EQUITY: 2.52%					
Ivy Hill Middle Market Credit Fund VIII, Ltd. Subordinated Loan	Diversified Financials	0.73%	Residual	None	2/2/2026
Ivy Hill Middle Market Credit Fund IX, Ltd. Subordinated Notes	Diversified Financials	0.46%	Residual	None	10/18/2025
APIDOS CLO XVI Subordinated Notes	Diversified Financials	0.28%	Residual	None	1/19/2025
Ivy Hill Middle Market Credit Fund X, Ltd. Subordinated Notes	Diversified Financials	0.28%	Residual	None	7/24/2027
Dryden XXIII Senior Loan Fund Subordinated Notes	Diversified Financials	0.26%	Residual	None	7/17/2023
Anchorage Capital CLO 2012-1, Ltd. Subordinated Notes	Diversified Financials	0.17%	Residual	None	1/13/2025
Galaxy XV CLO Ltd. Class A Subordinated Notes	Diversified Financials	0.16%	Residual	None	4/15/2025
Ivy Hill Middle Market Credit Fund VII, Ltd. Subordinated Notes	Diversified Financials	0.10%	Residual	None	10/20/2025
CENT CLO 19 Ltd. Subordinated Notes	Diversified Financials	0.08%	Residual	None	10/29/2025
UNSECURED DEBT: 2.07%					
NFP Corp.	Banking, Finance, Insurance & Real Estate	0.64%	9.00%	None	7/15/2021
Radio One, Inc.	Media: Broadcasting & Subscription	0.58%	9.25%	None	2/15/2020
Alliant Holdings I, L.P.	Banking, Finance, Insurance & Real Estate	0.53%	8.25%	None	8/1/2023
American Tire Distributors, Inc.	Automotive	0.32%	10.25%	None	3/1/2022
EQUITY: 0.01%					
Southcross Holdings LP, Class A-II	Energy: Oil & Gas	0.01%	None	None	None
Southcross Holdings GP LLC	Energy: Oil & Gas	0.00%	None	None	None

2. Information is based on the relative fair value of the underlying portfolio holdings.
3. London Interbank Offered Rate, or LIBOR, is an interest rate at which banks can borrow funds, in marketable size, from other banks in the London interbank market. Residual cash flow is excess cash flow after payment of any fees/expenses and obligations related to senior notes, including interest and principal repayments.
4. Rate is the total interest rate on the loan, often based on LIBOR, plus a margin, or residual cash flow.
5. Debt with a LIBOR floor pay an interest rate of LIBOR, plus a margin, so long as LIBOR remains above the specified floor level. If however, LIBOR falls below the floor, the interest rate is the floor level plus the applicable margin.

Data excludes short term investments, which represent an investment in a fund that invests in highly liquid investments with average original maturity dates of three months or less, and, on a look through basis, includes Total Return Swap ("TRS") reference assets, which are owned and held by a counterparty to the TRS agreement. Percentages represent approximate figures.



CION-PORT-0816 EXP: 11/2016